Stock-Based Compensation - Option Repricing and Option Repricing Exchange Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2021 USD ($)	Jun. 30, 2020 grantee $ / shares shares	Nov. 30, 2019 grantee $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 $ / shares	Oct. 31, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in usd per share) | $ / shares		$ 2.55	$ 4.99				$ 4.85	$ 5.00
Option repricing, number of grantees | grantee		5,690	4,210
Options repricing, options exchanged (in shares) | shares		30,343,908	12,794,270
Options repricing, options exchanged, exercise price (in usd per share) | $ / shares		$ 4.85	$ 34.49
Options repricing, options issued (in shares) | shares		30,343,908	4,597,367
Options repricing, options issued, exercise price (in usd per share) | $ / shares		$ 2.55	$ 4.99
Stock-based compensation expense (recovery) | $	$ 45,700			$ 213,669	$ 62,776	$ 358,969
Unrecognized stock-based compensation expense, options | $				$ 1,100
Weighted-average period for recognition				1 year 4 months 24 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option repricing, exchange ratio			1
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option repricing, exchange ratio			3
2020 Option Repricing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery) | $				$ 1,184	$ 1,276	$ 0